Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.4%
AUSTRALIA — 3.3%
BHP Group PLC	813,021	$23,408,528
Orica Ltd.	318,624	3,387,174
Rio Tinto PLC	293,344	22,378,680
		49,174,382
BRAZIL — 0.5%
B3 SA - Brasil Bolsa Balcao	799,700	7,767,333
CANADA — 2.5%
Fairfax Financial Holdings Ltd.	20,416	8,911,591
Shopify, Inc., Class A *	25,317	28,013,261
		36,924,852
CHINA — 8.2%
Alibaba Group Holding Ltd. ADR*	119,010	26,983,137
Autohome, Inc. ADR	62,057	5,788,056
Brilliance China Automotive Holdings Ltd.	6,366,000	6,023,512
KE Holdings, Inc. ADR*	48,799	2,780,567
Li Auto, Inc. ADR*	201,969	5,049,225
Meituan, Class B *	690,800	26,957,915
Ping An Healthcare and Technology Co., Ltd.*	458,500	5,787,038
Ping An Insurance Group Co. of China Ltd., Class H	1,557,000	18,623,832
Prosus NV*	138,326	15,392,745
Tencent Music Entertainment Group ADR*	422,191	8,650,694
		122,036,721
DENMARK — 0.5%
Genmab A/S*	21,732	7,147,518

FRANCE — 2.1%
Adevinta ASA*	277,389	4,087,164
Pernod Ricard SA	113,209	21,190,374
Ubisoft Entertainment SA*	69,550	5,286,197
		30,563,735
GERMANY — 1.5%
adidas AG*	40,523	12,659,017
Deutsche Boerse AG	53,364	8,867,438
		21,526,455
HONG KONG — 1.7%
AIA Group Ltd.	2,064,200	25,259,142

INDIA — 2.6%
Housing Development Finance Corp., Ltd.	452,297	15,540,634
ICICI Bank Ltd. ADR*	550,237	8,820,299
Reliance Industries Ltd. GDR	257,233	14,222,356
		38,583,289
IRELAND — 3.3%
CRH PLC	385,641	18,079,002
Ryanair Holdings PLC ADR*	266,335	30,628,525
		48,707,527
JAPAN — 6.7%
Advantest Corp.	213,300	18,734,610
CyberAgent, Inc.	689,600	12,447,649
Hoshizaki Corp.	46,100	4,122,242
Olympus Corp.	1,090,600	22,623,294
SMC Corp.	22,700	13,220,032
SoftBank Group Corp.	157,500	13,409,178
Sysmex Corp.	143,800	15,522,299
		100,079,304

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
MACAU — 0.5%
Sands China Ltd.*	1,401,600	$7,024,990

NETHERLANDS — 0.5%
Adyen NV*	3,571	7,968,349

NORWAY — 0.7%
Schibsted ASA, Class A *	239,866	10,081,775
Schibsted ASA, Class B *	18,228	653,340
		10,735,115
RUSSIA — 0.8%
Mail.Ru Group Ltd. GDR Reg S*	152,544	3,485,233
Sberbank of Russia PJSC ADR	526,856	8,100,664
		11,585,897
SOUTH AFRICA — 3.6%
Naspers Ltd., N Shares	220,492	52,810,133

SWEDEN — 1.7%
Atlas Copco AB, B Shares	284,692	14,837,417
Epiroc AB, B Shares	523,665	10,908,774
		25,746,191
SWITZERLAND — 1.2%
Compagnie Financiere Richemont SA	104,457	10,030,308
Wizz Air Holdings PLC*	113,652	7,553,351
		17,583,659
TAIWAN — 4.1%
Sea Ltd. ADR*	131,460	29,345,816
Taiwan Semiconductor Manufacturing Co., Ltd.	1,506,000	31,715,173
		61,060,989
UNITED KINGDOM — 3.5%
Farfetch Ltd., Class A *	266,216	14,114,772
Hays PLC*	1,773,175	3,653,431
Prudential PLC	1,609,041	34,276,675
		52,044,878
UNITED STATES — 48.9%
ABIOMED, Inc.*	24,816	7,909,604
Albemarle Corp.	94,418	13,795,414
Alnylam Pharmaceuticals, Inc.*	94,459	13,336,666
Alphabet, Inc., Class C *	14,406	29,800,684
Amazon.com, Inc.*	12,794	39,585,660
Anthem, Inc.	81,971	29,423,490
Arthur J Gallagher & Co.	163,457	20,394,530
Axon Enterprise, Inc.*	77,106	10,981,437
Booking Holdings, Inc.*	6,939	16,166,760
Broadridge Financial Solutions, Inc.	84,117	12,878,313
CBRE Group, Inc., Class A *	222,186	17,577,134
Charles Schwab Corp. (The)	154,958	10,100,162
Chegg, Inc.*	111,341	9,537,470
Cloudflare, Inc., Class A *	179,049	12,579,983
CoStar Group, Inc.*	8,603	7,070,720
Datadog, Inc., Class A *	74,521	6,210,580
DoorDash, Inc., Class A *	60,753	7,966,541
EOG Resources, Inc.	159,616	11,576,949
Estee Lauder Cos., Inc. (The), Class A	60,245	17,522,258
Exact Sciences Corp.*	58,636	7,727,052
Facebook, Inc., Class A *	59,279	17,459,444
Howard Hughes Corp. (The)*	66,687	6,343,934
IAC/InterActiveCorp.*	37,809	8,178,465
Illumina, Inc.*	28,508	10,948,782
Interactive Brokers Group, Inc., Class A	79,044	5,773,374

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
UNITED STATES (continued)
LendingTree, Inc.*	15,124	$3,221,412
Lyft, Inc., Class A *	148,021	9,351,967
Markel Corp.*	8,695	9,908,996
Martin Marietta Materials, Inc.	77,181	25,918,923
Mastercard, Inc., Class A	86,478	30,790,492
Microsoft Corp.	133,750	31,534,238
Moderna, Inc.*	92,553	12,119,815
Moody’s Corp.	115,884	34,604,121
Netflix, Inc.*	18,607	9,706,528
Novocure Ltd.*	75,108	9,927,775
Oscar Health, Inc., Class A *	210,085	5,647,085
ResMed, Inc.	64,323	12,479,948
S&P Global, Inc.	37,633	13,279,557
Service Corp. International	228,353	11,657,421
SiteOne Landscape Supply, Inc.*	80,502	13,744,911
Snowflake, Inc., Class A *	10,823	2,481,497
Spotify Technology SA*	25,391	6,803,518
STAAR Surgical Co.*	35,716	3,764,824
Stericycle, Inc.*	101,242	6,834,847
Teladoc Health, Inc.*	71,680	13,027,840
Teradyne, Inc.	137,404	16,719,319
Tesla, Inc.*	34,019	22,722,311
Thermo Fisher Scientific, Inc.	30,688	14,005,389
Trade Desk, Inc. (The), Class A *	23,184	15,108,085
Twilio, Inc., Class A *	25,177	8,579,315
Wayfair, Inc., Class A *	27,311	8,596,137
Westinghouse Air Brake Technologies Corp.	76,517	6,057,086
Zillow Group, Inc., Class C *	117,569	15,241,645
		724,680,408
TOTAL INVESTMENTS — 98.4% (cost $832,368,418)		$1,459,010,867
Other assets less liabilities — 1.6%		23,762,384
NET ASSETS — 100.0%		$1,482,773,251

*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At March 31, 2021, the net value of these securities was $3,485,233 representing 0.2% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$901,533,684	$557,477,183	$—	$1,459,010,867
Total	$901,533,684	$557,477,183	$—	$1,459,010,867

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.